CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	¥ (7,298,000)	$ (1,028)	¥ 13,172,000	¥ (3,103,465,000)
Adjustments to reconcile net (loss)/income to net cash generated from operating activities:
Depreciation of property, equipment and software	50,732,000	7,145	68,807,000	108,446,000
Amortization of intangible assets and land use rights	3,510,000	494	1,950,000	4,116,000
Share of results of equity investees	9,165,000	1,291	0	302,000
Realized gains from investments	(31,230,000)	(4,399)	(42,264,000)	(65,763,000)
Disposal loss/(gain) on assets	2,724,000	384	(21,374,000)	146,245,000
Share-based compensation	58,353,000	8,219	122,654,000	320,889,000
Fair value change of fair value option	(2,065,000)	(291)	13,232,000	0
Allowance for expected credit losses	10,807,000	1,522	0	0
Write-down of inventory	1,453,000	205	0	12,901,000
Impairment loss on long-lived assets	0	0	0	52,544,000
Impairment loss on goodwill	0	0	0	43,300,000
Realized gain from derivative financial liabilities	0	0	0	(7,938,000)
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	202,703,000	28,550	(329,923,000)	(942,260,000)
Deferred revenue	278,288,000	39,196	(36,885,000)	(1,737,521,000)
Prepaid expenses and other current assets	(182,561,000)	(25,713)	(12,294,000)	459,506,000
Income tax payable	2,485,000	350	1,793,000	(4,654,000)
Other assets	(45,196,000)	(6,365)	293,465,000	486,302,000
Deferred tax assets	4,367,000	615	(15,679,000)	48,324,000
Deferred tax liabilities	(2,540,000)	(358)	(2,109,000)	(7,081,000)
Net cash (used in)/generated from operating activities	353,697,000	49,817	54,545,000	(4,185,807,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(19,314,820,000)	(2,720,436)	(29,317,782,000)	(46,001,552,000)
Proceeds from maturity of short-term investments	20,035,335,000	2,821,918	29,249,349,000	51,063,983,000
Purchase of property, equipment and software	(40,800,000)	(5,747)	(18,952,000)	(272,323,000)
Payment for asset acquisition	0	0	(15,000,000)	0
Purchase of long-term investments	(1,113,179,000)	(156,788)	0	0
Short-term loans to a third party	(600,000,000)	(84,508)	(612,000,000)	0
Repayment of short-term loans from a third party	498,800,000	70,255	534,000,000	0
Proceeds from maturity of long-term investments	110,594,000	15,577	0	0
Proceeds from disposal of equity method investments	0	0	0	5,548,000
Proceeds from derivative financial liabilities	0	0	0	7,938,000
Proceeds from disposal of property, equipment and software	92,000	13	22,000,000	8,908,000
Net cash generated from/(used in) investing activities	(423,978,000)	(59,716)	(158,385,000)	4,812,502,000
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	12,000	2	0	7,000
Repurchase of ordinary shares	(90,492,000)	(12,746)	0	0
Proceeds from short-term loans	0	0	0	400,000,000
Repayments of short-term loans	0	0	0	(400,000,000)
Payment for asset acquisition after three months of completion	0	0	0	(100,621,000)
Net cash generated from/(used in) financing activities	(90,480,000)	(12,744)	0	(100,614,000)
Effect of exchange rate changes	10,781,000	1,519	26,650,000	15,818,000
Net increase/(decrease) in cash, cash equivalents and restricted cash	(149,980,000)	(21,124)	(77,190,000)	541,899,000
Cash, cash equivalents and restricted cash at beginning of the year	819,933,000	115,485	897,123,000	355,224,000
Cash, cash equivalents and restricted cash at end of the year	669,953,000	94,361	819,933,000	897,123,000
Supplemental schedule of cash flow information
Income taxes paid	1,437,000	202	20,217,000	(84,832,000)
Non-cash investing and financing activity
Payables for purchase of property, equipment and software	4,589,000	646	413,000	4,778,000
Right-of-use assets in exchange for new lease liabilities	¥ 156,534,000	$ 22,047	¥ 38,953,000	¥ 39,069,000